UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Income Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 58.2%
Funds and Investment Trusts - 58.2% (a)
AB High Income Fund, Inc.-Class Z (b)	6,670,906	$57,970,173
Financial Select Sector SPDR Fund	83,729	2,417,256
iShares International Developed Real Estate ETF	18,282	535,297
iShares Mortgage Real Estate ETF (c)	36,625	1,492,103
JPMorgan Alerian MLP Index ETN (c)	172,107	4,445,524
PowerShares KBW Premium Yield Equity REIT Portfolio	72,432	2,202,657

Total Investment Companies (cost $71,570,222)		69,063,010

COMMON STOCKS - 26.9%
Financials - 4.7%
Banks - 2.0%
Australia & New Zealand Banking Group Ltd.	6,225	139,117
Bank of America Corp.	3,570	114,597
Barclays PLC	7,120	20,717
BB&T Corp.	2,150	116,852
BNP Paribas SA	2,222	175,695
BOC Hong Kong Holdings Ltd.	33,500	168,354
Cadence BanCorp	490	13,436
Citigroup, Inc.	570	43,029
DBS Group Holdings Ltd.	2,300	49,429
DNB ASA	1,820	35,700
Hang Seng Bank Ltd.	1,500	37,190
HSBC Holdings PLC	6,966	68,506
JPMorgan Chase & Co.	3,811	440,170
KBC Group NV	247	23,144
Mitsubishi UFJ Financial Group, Inc.	8,500	59,871
National Australia Bank Ltd.	1,130	26,267
Nordea Bank AB	13,749	156,020
Oversea-Chinese Banking Corp., Ltd.	4,000	39,143
People’s United Financial, Inc.	6,827	130,669
Royal Bank of Canada	3,236	254,931
Swedbank AB - Class A	5,090	127,760
Toronto-Dominion Bank (The)	1,175	67,760
Wells Fargo & Co.	1,650	96,376

		2,404,733

Capital Markets - 1.0%
BlackRock, Inc.-Class A	210	115,380
CI Financial Corp. (c)	5,541	123,239
CME Group, Inc.-Class A	91	15,120
Daiwa Securities Group, Inc.	24,000	159,548
Hong Kong Exchanges & Clearing Ltd.	400	14,329
IG Group Holdings PLC	3,190	35,394
IGM Financial, Inc.	2,118	64,685
Intercontinental Exchange, Inc.	470	34,348
Kingston Financial Group Ltd. (c)	26,000	15,653
Morgan Stanley	3,401	190,524
Nomura Holdings, Inc.	16,900	102,877
Partners Group Holding AG	66	47,836
State Street Corp.	800	84,920
Thomson Reuters Corp.	1,018	40,111
UBS Group AG (d)	8,450	160,126

		1,204,090

Company	Shares	U.S. $ Value
Diversified Financial Services - 0.1%
AMP Ltd.	13,771	$56,179
Berkshire Hathaway, Inc.-Class B (d)	380	78,736

		134,915

Insurance - 1.3%
Allianz SE	937	217,657
Axis Capital Holdings Ltd.	1,441	71,099
CNP Assurances	1,482	35,914
Direct Line Insurance Group PLC	36,202	190,392
Everest Re Group Ltd.	98	23,543
FNF Group	1,520	60,693
Japan Post Holdings Co., Ltd.	14,300	172,313
Legal & General Group PLC	15,810	56,954
Mapfre SA	39,080	131,132
Marsh & McLennan Cos., Inc. (e)	686	56,952
Prudential Financial, Inc.	771	81,973
Swiss Re AG	780	79,361
Tryg A/S	1,510	35,815
UnipolSai Assicurazioni SpA	64,928	155,721
Zurich Insurance Group AG	482	158,479

		1,527,998

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	8,502	152,526
Annaly Capital Management, Inc.	15,210	152,556

		305,082

		5,576,818

Information Technology - 4.5%
Communications Equipment - 0.3%
Cisco Systems, Inc. (e)	6,737	301,683

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	3,370	97,999
Hitachi Ltd.	18,000	136,118

		234,117

Internet Software & Services - 0.5%
Alphabet, Inc.-Class A (d)	116	128,055
Alphabet, Inc.-Class C (d)	164	181,176
Facebook, Inc.-Class A (d)	1,204	214,697
Moneysupermarket.com Group PLC	11,860	42,257

		566,185

IT Services - 0.7%
Amadeus IT Group SA-Class A	930	68,277
Amdocs Ltd.	305	20,066
Booz Allen Hamilton Holding Corp.	1,532	58,109
Capgemini SE	429	53,473
DXC Technology Co.	945	96,900
Fidelity National Information Services, Inc. (e)	555	53,935

Company	Shares	U.S. $ Value
Fujitsu Ltd.	3,000	$17,903
Leidos Holdings, Inc.	790	50,015
Mastercard, Inc.-Class A	147	25,837
Otsuka Corp.	600	55,618
Paychex, Inc. (e)	2,307	150,255
Total System Services, Inc.	1,368	120,315
Visa, Inc.-Class A	740	90,975

		861,678

Semiconductors & Semiconductor Equipment - 0.6%
Applied Materials, Inc.	1,785	102,798
Intel Corp.	6,448	317,822
KLA-Tencor Corp.	380	43,058
Lam Research Corp.	240	46,046
Maxim Integrated Products, Inc.	2,621	159,724
QUALCOMM, Inc.	142	9,230
Skyworks Solutions, Inc.	240	26,220
Texas Instruments, Inc.	516	55,909

		760,807

Software - 1.1%
CA, Inc.	4,724	165,812
Cadence Design Systems, Inc. (d)	560	21,711
Check Point Software Technologies Ltd. (d)	253	26,284
Microsoft Corp. (e)	7,392	693,148
Nice Ltd. (d)	618	59,702
Oracle Corp.	3,009	152,466
Oracle Corp. Japan	1,000	77,255
Trend Micro, Inc./Japan	2,500	141,006

		1,337,384

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc. (e)	4,659	829,861
HP, Inc.	2,290	53,563
Konica Minolta, Inc.	8,600	78,975
Seagate Technology PLC	2,843	151,816
Western Digital Corp.	2,010	174,950

		1,289,165

		5,351,019

Consumer Discretionary - 3.7%
Auto Components - 0.0%
Bridgestone Corp.	300	13,317

Automobiles - 0.4%
Bayerische Motoren Werke AG	827	86,888
General Motors Co.	4,060	159,761
Subaru Corp.	1,600	56,115
Toyota Motor Corp.	2,800	188,673

		491,437

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	800	28,637

Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd.	4,010	76,231
Compass Group PLC	1,530	32,505

Company	Shares	U.S. $ Value
Crown Resorts Ltd.	15,565	$162,027
Darden Restaurants, Inc.	540	49,783
InterContinental Hotels Group PLC	2,600	167,529
Las Vegas Sands Corp.	2,419	176,127
McDonald’s Corp.	1,684	265,634
Wyndham Worldwide Corp.	261	30,219
Yum! Brands, Inc.	1,788	145,508

		1,105,563

Household Durables - 0.5%
Auto Trader Group PLC (f)	7,210	36,157
Barratt Developments PLC	13,300	98,292
Berkeley Group Holdings PLC	2,705	143,154
Garmin Ltd.	2,677	158,585
Persimmon PLC	890	31,816
Sekisui House Ltd.	7,000	122,073
Taylor Wimpey PLC	9,480	24,158

		614,235

Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc. (d)	212	320,640
Netflix, Inc. (d)	564	164,338

		484,978

Leisure Products - 0.1%
Mattel, Inc. (c)	7,270	115,593

Media - 0.6%
Comcast Corp.-Class A	2,592	93,856
CTS Eventim AG & Co. KGaA	473	22,963
Daiichikosho Co., Ltd.	500	26,709
Eutelsat Communications SA	970	22,661
ITV PLC	71,573	156,899
Lagardere SCA	700	20,551
Omnicom Group, Inc.	1,940	147,886
RTL Group SA (London) (d)	1,899	166,301
Walt Disney Co. (The)	160	16,506

		674,332

Multiline Retail - 0.2%
Harvey Norman Holdings Ltd. (c)	38,280	118,252
Macy’s, Inc.	820	24,116
Next PLC	890	59,354

		201,722

Specialty Retail - 0.3%
Best Buy Co., Inc.	1,421	102,937
Gap, Inc. (The)	1,220	38,528
Home Depot, Inc. (The) (e)	563	102,618
L Brands, Inc.	410	20,225
Ross Stores, Inc. (e)	813	63,487
TJX Cos., Inc. (The)	528	43,655

		371,450

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.3%
HUGO BOSS AG	2,062	$183,537
Li & Fung Ltd.	152,000	76,328
Moncler SpA	690	23,946

		283,811

		4,385,075

Health Care - 2.7%
Biotechnology - 0.4%
AbbVie, Inc. (e)	1,222	141,544
Amgen, Inc.	821	150,875
Celgene Corp. (d)	883	76,927
Gilead Sciences, Inc.	773	60,858
Regeneron Pharmaceuticals, Inc. (d)	149	47,746

		477,950

Health Care Equipment & Supplies - 0.3%
Cochlear Ltd.	1,189	168,752
Hoya Corp.	3,400	178,756

		347,508

Health Care Providers & Services - 0.8%
Anthem, Inc. (e)	1,023	240,794
Cardinal Health, Inc.	1,910	132,191
Humana, Inc.	452	122,863
UnitedHealth Group, Inc.	1,788	404,374

		900,222

Pharmaceuticals - 1.2%
AstraZeneca PLC	128	8,378
Bristol-Myers Squibb Co.	2,953	195,489
GlaxoSmithKline PLC	418	7,496
Johnson & Johnson (e)	2,211	287,165
Merck & Co., Inc.	1,151	62,407
Novartis AG (REG)	350	29,198
Novo Nordisk A/S - Class B	984	50,903
Orion Oyj - Class B	4,066	132,428
Pfizer, Inc.	9,863	358,125
Roche Holding AG	1,109	256,157
Sanofi	660	52,107
Valeant Pharmaceuticals International, Inc. (d)	1,540	25,215

		1,465,068

		3,190,748

Industrials - 2.6%
Aerospace & Defense - 0.5%
Arconic, Inc.	1,730	42,195
Boeing Co. (The)	1,135	411,108
L3 Technologies, Inc.	105	21,793
Raytheon Co.	394	85,699
United Technologies Corp.	550	74,107

		634,902

Air Freight & Logistics - 0.1%
United Parcel Service, Inc.-Class B	1,575	164,446

Company	Shares	U.S. $ Value
Airlines - 0.1%
Deutsche Lufthansa AG (REG)	1,290	$43,073
Qantas Airways Ltd.	10,660	48,524

		91,597

Commercial Services & Supplies - 0.0%
Republic Services, Inc.-Class A	285	19,146

Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	2,244	76,921
Bouygues SA	2,054	103,908

		180,829

Electrical Equipment - 0.3%
Eaton Corp. PLC	2,230	179,961
Emerson Electric Co.	2,650	188,309

		368,270

Industrial Conglomerates - 0.4%
3M Co.	580	136,596
General Electric Co.	14,513	204,778
Siemens AG (REG)	1,322	173,236

		514,610

Machinery - 0.2%
Caterpillar, Inc.	198	30,617
Yangzijiang Shipbuilding Holdings Ltd.	136,400	153,926

		184,543

Professional Services - 0.2%
Capita PLC	17,100	41,261
Intertek Group PLC	774	52,193
Randstad Holding NV	1,143	81,446
RELX NV	2,310	47,384
Wolters Kluwer NV	930	47,108

		269,392

Road & Rail - 0.3%
Central Japan Railway Co.	900	167,164
MTR Corp., Ltd.	23,500	124,027

		291,191

Trading Companies & Distributors - 0.2%
ITOCHU Corp.	2,800	53,823
Sumitomo Corp.	9,500	166,649

		220,472

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	2,430	98,415

		3,037,813

Consumer Staples - 2.2%
Beverages - 0.2%
Coca-Cola Co. (The)	590	25,500
Diageo PLC	1,245	42,243
PepsiCo, Inc.	1,441	158,121
Royal Unibrew A/S	360	22,091

		247,955

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.7%
Casino Guichard Perrachon SA	2,647	$143,388
Costco Wholesale Corp.	620	118,358
CVS Health Corp.	862	58,383
Empire Co., Ltd.-Class A	2,940	54,438
Walgreens Boots Alliance, Inc.	2,710	186,692
Walmart, Inc.	2,798	251,848

		813,107

Food Products - 0.3%
General Mills, Inc.	860	43,473
Nestle SA (REG)	1,865	148,176
Salmar ASA	2,180	77,503
Tyson Foods, Inc.-Class A	877	65,231

		334,383

Household Products - 0.3%
Kimberly-Clark Corp.	718	79,641
Procter & Gamble Co. (The)	2,920	229,278

		308,919

Personal Products - 0.1%
Unilever NV	2,322	121,525
Unilever PLC	503	25,863

		147,388

Tobacco - 0.6%
Altria Group, Inc. (e)	3,416	215,037
British American Tobacco PLC	1,177	69,470
Philip Morris International, Inc. (e)	2,815	291,493
Swedish Match AB	4,015	170,546

		746,546

		2,598,298

Energy - 1.6%
Energy Equipment & Services - 0.1%
Helmerich & Payne, Inc.	1,245	80,365
Schlumberger Ltd.	710	46,604

		126,969

Oil, Gas & Consumable Fuels - 1.5%
AltaGas Ltd.	5,340	109,946
BP PLC	3,807	24,745
Caltex Australia Ltd.	5,944	161,125
Chevron Corp.	600	67,152
Enagas SA	4,333	112,699
Exxon Mobil Corp.	1,769	133,984
HollyFrontier Corp.	390	16,704
Marathon Petroleum Corp.	2,598	166,428
Occidental Petroleum Corp.	100	6,560
OMV AG	1,882	107,007
Pembina Pipeline Corp.	599	19,260
Royal Dutch Shell PLC-Class A	307	9,695

Company	Shares	U.S. $ Value
Royal Dutch Shell PLC - Class B	2,770	$87,862
Statoil ASA	6,124	139,391
Suncor Energy, Inc. (Toronto)	2,520	82,953
Targa Resources Corp.	3,395	151,587
TOTAL SA	721	41,010
TransCanada Corp.	2,808	121,449
Valero Energy Corp.	1,960	177,223

		1,736,780

		1,863,749

Utilities - 1.5%
Electric Utilities - 0.9%
Edison International	2,370	143,598
Endesa SA	7,123	149,530
Enel SpA	25,123	145,833
Fortum Oyj	433	9,510
PG&E Corp.	2,431	99,890
Power Assets Holdings Ltd.	19,000	161,198
Red Electrica Corp. SA	3,670	71,406
SSE PLC	9,110	153,095
Tokyo Electric Power Co. Holdings, Inc. (d)	39,200	149,964

		1,084,024

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	9,688	105,309

Multi-Utilities - 0.5%
CenterPoint Energy, Inc. (e)	2,316	62,648
Consolidated Edison, Inc.	878	65,753
Engie SA	10,025	156,354
Innogy SE (f)	1,950	77,772
National Grid PLC	16,388	165,853
WEC Energy Group, Inc.	1,127	67,530

		595,910

		1,785,243

Materials - 1.4%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	1,119	179,924
BASF SE	1,231	128,602
CF Industries Holdings, Inc.	660	27,218
Chemours Co. (The)	470	22,330
Covestro AG (f)	1,210	136,501
Croda International PLC	1,012	64,036
DowDuPont, Inc.	220	15,466
LyondellBasell Industries NV - Class A	1,637	177,156
Methanex Corp.	1,490	82,245
Monsanto Co.	1,271	156,803
Nutrien Ltd. (d)	728	35,770
Praxair, Inc.	205	30,699
Solvay SA	350	47,966

		1,104,716

Containers & Packaging - 0.1%
Amcor Ltd./Australia	4,040	43,306
International Paper Co.	1,462	87,121

		130,427

Company	Shares	U.S. $ Value
Metals & Mining - 0.4%
Lundin Mining Corp.	20,630	$134,243
Norsk Hydro ASA	12,757	85,714
Rio Tinto Ltd.	470	29,139
Rio Tinto PLC	3,756	201,340

		450,436

		1,685,579

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. (e)	8,248	299,402
BCE, Inc.	2,613	114,034
Bezeq The Israeli Telecommunication Corp., Ltd.	83,089	127,025
HKT Trust & HKT Ltd.-Class SS	62,000	78,986
Nippon Telegraph & Telephone Corp.	1,600	74,315
Telenor ASA	1,540	34,560
Telia Co. AB	17,340	81,905
Telstra Corp., Ltd.	58,793	151,641
Verizon Communications, Inc.	5,020	239,655

		1,201,523

Wireless Telecommunication Services - 0.2%
Tele2 AB - Class B	9,892	116,998
Vodafone Group PLC	46,925	131,183

		248,181

		1,449,704

Real Estate - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
AvalonBay Communities, Inc.	360	56,167
Colony NorthStar, Inc.-Class A	12,996	101,109
Equity Residential	2,730	153,508
HCP, Inc.	5,963	129,039
Iron Mountain, Inc.	280	8,809
Kimco Realty Corp.	800	11,968
Lamar Advertising Co.-Class A	260	17,282
Liberty Property Trust	2,161	84,841
Simon Property Group, Inc.	57	8,750
Ventas, Inc.	800	38,656
VEREIT, Inc.	22,524	154,289
Weyerhaeuser Co.	460	16,114

		780,532

Real Estate Management & Development - 0.1%
Hang Lung Group Ltd.	9,000	30,391
Kerry Properties Ltd.	26,500	119,787

		150,178

		930,710

Total Common Stocks (cost $30,760,236)		31,854,756

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 6.0%
Real Estate - 6.0%
Diversified REITs - 1.6%
Colony NorthStar, Inc.
Series I
7.15%	21,900	$523,410
Gladstone Commercial Corp.
Series D
7.00%	5,000	125,700
Global Net Lease, Inc.
Series A
7.25%	4,075	102,201
Gramercy Property Trust
Series A
7.125%	3,900	100,620
Investors Real Estate Trust
Series C
6.625%	1,200	28,536
PS Business Parks, Inc.
Series U
5.75% (c)	8,600	213,194
PS Business Parks, Inc.
Series V
5.70%	1,800	44,226
PS Business Parks, Inc.
Series Y
5.20%	3,650	85,264
Spirit Realty Capital, Inc.
Series A
6.00%	4,300	99,631
VEREIT, Inc.
Series F
6.70%	15,475	388,268
Vornado Realty Trust
Series K
5.70%	4,000	100,320
Vornado Realty Trust
Series L
5.40%	4,100	99,302

		1,910,672

Equity Real Estate Investment Trusts (REITs) - 0.3%
Kimco Realty Corp.
Series L
5.125%	7,550	168,373
Public Storage
Series G
5.05%	2,000	47,900
UMH Properties, Inc.
Series C
6.75%	6,550	163,946

		380,219

Health Care REITs - 0.3%
Sabra Health Care REIT, Inc.
Series A
7.125%	4,300	108,403
Senior Housing Properties Trust
6.25%	3,000	75,750
Ventas Realty LP/Ventas Capital Corp.
5.45%	5,625	139,500

		323,653

Company	Shares	U.S. $ Value
Hotel & Resort REITs - 0.8%
Ashford Hospitality Trust, Inc.
Series F
7.375%	1,000	$23,310
Ashford Hospitality Trust, Inc.
Series G
7.375%	4,000	92,680
Ashford Hospitality Trust, Inc.
Series I
7.50% (c)	2,350	55,578
Hersha Hospitality Trust
Series C
6.875%	3,000	72,705
Hersha Hospitality Trust
Series D
6.50%	2,300	53,245
Hersha Hospitality Trust
Series E
6.50%	2,100	48,237
LaSalle Hotel Properties
Series I
6.375% (c)	2,450	59,412
LaSalle Hotel Properties
Series J
6.30%	2,400	58,656
Pebblebrook Hotel Trust
Series C
6.50%	4,100	101,475
Pebblebrook Hotel Trust
Series D
6.375%	800	19,764
Summit Hotel Properties, Inc.
Series D
6.45%	2,450	60,858
Summit Hotel Properties, Inc.
Series E
6.25%	5,000	121,500
Sunstone Hotel Investors, Inc.
Series E
6.95%	4,475	113,575
Sunstone Hotel Investors, Inc.
Series F
6.45%	1,425	35,098

		916,093

Industrial REITs - 0.3%
Monmouth Real Estate Investment Corp.
Series C
6.125%	7,600	184,224
Rexford Industrial Realty, Inc.
Series A
5.875%	2,400	57,312
Rexford Industrial Realty, Inc.
Series B
5.875%	2,400	56,040
STAG Industrial, Inc.
Series B
6.625%	3,200	80,480

		378,056

Company	Shares	U.S. $ Value
Office REITs - 0.1%
Boston Properties, Inc.
5.25%	1,500	$37,275
Vornado Realty Trust
Series M
5.25%	2,400	57,000

		94,275

Residential REITs - 0.5%
American Homes 4 Rent
Series D
6.50%	2,600	66,508
American Homes 4 Rent
Series E
6.35%	8,675	221,126
American Homes 4 Rent
Series F
5.875%	7,500	180,075
Apartment Investment & Management Co.
Series A
6.875%	4,475	114,739
UMH Properties, Inc.
Series D
6.375%	2,000	47,800

		630,248

Retail REITs - 1.2%
Cedar Realty Trust, Inc.
Series C
6.50%	6,050	131,043
DDR Corp.
Series A
6.375%	3,200	76,032
DDR Corp.
Series J
6.50%	2,800	64,848
DDR Corp.
Series K
6.25%	2,400	54,696
Federal Realty Investment Trust
Series C
5.00%	1,075	24,263
GGP, Inc.
Series A
6.375%	6,925	171,047
Kimco Realty Corp.
Series K
5.625%	4,600	110,998
National Retail Properties, Inc.
Series F
5.20%	8,900	205,501

Company	Shares	U.S. $ Value
Pennsylvania Real Estate Investment Trust
Series D
6.875%	3,000	$63,750
Saul Centers, Inc.
Series C
6.875%	758	19,007
Saul Centers, Inc.
Series D
6.125%	8,000	196,560
Taubman Centers, Inc.
Series J
6.50%	1,300	32,175
Taubman Centers, Inc.
Series K
6.25%	2,800	67,340
Urstadt Biddle Properties, Inc.
Series G
6.75%	1,000	25,560
Urstadt Biddle Properties, Inc.
Series H
6.25%	4,250	105,506
Washington Prime Group, Inc.
Series H
7.50%	600	13,650
Washington Prime Group, Inc.
Series I
6.875%	1,600	34,240

		1,396,216

Specialized REITs - 0.9%
Digital Realty Trust, Inc.
Series C
6.625% (c)	3,800	101,840
Digital Realty Trust, Inc.
Series H
7.375%	2,000	53,000
Digital Realty Trust, Inc.
Series I
6.35%	6,725	175,926
Digital Realty Trust, Inc.
Series J
5.25%	7,000	163,310
EPR Properties
Series G
5.75%	8,000	183,200
National Storage Affiliates Trust
Series A
6.00%	4,700	116,936
Public Storage
Series C
5.125%	3,500	85,645
Public Storage
Series E
4.90%	8,000	188,080
Public Storage
Series V
5.375%	1,650	41,151

Company	Shares		U.S. $ Value
Public Storage
Series W
5.20%		700	$16,961

			1,126,049

Total Preferred Stocks (cost $7,432,208)			7,155,481

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 1.2%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (f)	U.S.$	200	223,500

Argentina - 0.1%
Argentine Republic Government International Bond
7.50%, 4/22/26		150	159,900

Costa Rica - 0.0%
Costa Rica Government International Bond
4.37%, 5/22/19 (f)		33	33,050

Ecuador - 0.2%
Ecuador Government International Bond
9.65%, 12/13/26 (f)		200	221,000

Egypt - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Series F
Zero Coupon, 3/08/18 (f)	EGP	5,000	282,361

El Salvador - 0.1%
El Salvador Government International Bond
8.625%, 2/28/29 (f)	U.S.$	100	113,750

Gabon - 0.2%
Gabon Government International Bond
6.375%, 12/12/24 (f)		200	196,250

Ukraine - 0.2%
Ukraine Government International Bond
7.75%, 9/01/22 (f)		200	210,750

Total Emerging Markets - Sovereigns (cost $1,395,046)			1,440,561

EMERGING MARKETS - TREASURIES - 1.2%
Argentina - 0.2%
Argentine Bonos del Tesoro
21.20%, 9/19/18	ARS	3,700	181,719

	Principal Amount (000)		U.S. $ Value
Brazil - 0.5%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21	BRL	1,867	$597,716

Dominican Republic - 0.4%
Dominican Republic International Bond
16.95%, 2/04/22 (f)	DOP	19,700	516,852

Sri Lanka - 0.1%
Sri Lanka Government Bonds
Series A
11.50%, 12/15/21	LKR	19,000	127,989

Total Emerging Markets - Treasuries (cost $1,461,823)			1,424,276

GOVERNMENTS - TREASURIES - 0.3%
Indonesia - 0.2%
Indonesia Treasury Bond
Series FR56
8.375%, 9/15/26	IDR	2,319,000	185,793

Mexico - 0.1%
Mexican Bonos
Series M 20
10.00%, 12/05/24	MXN	3,049	182,258

Total Governments - Treasuries (cost $396,135)			368,051

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Financial Institutions - 0.2%
Banking - 0.2%
Fidelity Bank PLC
10.50%, 10/16/22 (f)	U.S.$	200	208,456

Industrial - 0.1%
Energy - 0.1%
Petrobras Global Finance BV
6.25%, 3/17/24		100	104,145

Total Emerging Markets - Corporate Bonds (cost $304,735)			312,601

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
Venezuela - 0.2%
Petroleos de Venezuela SA
5.50%, 4/12/37 (d)(f)(g) (cost $437,247)		1,150	283,763

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Autonomous City of Buenos Aires Argentina
Series 20
27.942% (BADLAR + 5.00%), 1/23/22 (h) (cost $195,154)	ARS	3,248	172,371

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 1.20% (a)(b)(i) (cost $4,204,844)	4,204,844	$4,204,844

Total Investments Before Security Lending Collateral for Securities Loaned - 98.0% (cost $118,157,650)		116,279,714

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.7%
Investment Companies - 5.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 1.20% (a)(b)(i) (cost $6,751,217)	6,751,217	6,751,217

Total Investments - 103.7% (cost $124,908,867) (j)		123,030,931
Other assets less liabilities - (3.7)%		(4,391,468)

Net Assets - 100.0%		$118,639,463

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at February 28, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	22	March 2018	AUD	2,200		$2,220,497	$2,183,647	$(36,850)
10 Yr Mini Japan Government Bond Futures	9	March 2018	JPY	90,000		1,271,868	1,272,712	844
Canandian 10yr Bond Futures	18	June 2018	CAD	1,800		1,833,279	1,847,132	13,853
MSCI Emerging Markets Futures	9	March 2018	USD	– 0	–**	495,683	532,350	36,667
OMXS30 Index Futures	43	March 2018	SEK	4		814,422	815,788	1,366
U.S. T-Note 10 Yr (CBT) Futures	5	June 2018	USD	500		600,866	600,234	(632)
Sold Contracts
Euro STOXX 50 Index Futures	38	March 2018	EUR	– 0	–**	1,620,341	1,593,857	26,484
FTSE 100 Index Futures	6	March 2018	GBP	– 0	–**	592,193	596,882	(4,689)
Hang Seng Index Futures	1	March 2018	HKD	– 0	–**	200,412	196,348	4,064
Mini S&P TSX 60 Futures	3	March 2018	CAD	– 0	–**	109,758	106,690	3,068
MSCI EAFE Futures	11	March 2018	USD	1		1,099,193	1,120,075	(20,882)
S&P 500 E-Mini Futures	67	March 2018	USD	3		9,058,401	9,093,240	(34,839)
S&P/TSX 60 Index Futures	9	March 2018	CAD	2		1,324,481	1,280,284	44,197
SPI 200 Futures	6	March 2018	AUD	– 0	–**	687,852	699,147	(11,295)
TOPIX Index Futures	1	March 2018	JPY	10		167,339	165,706	1,633

								$22,989

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	AUD	660	USD	502	3/14/18	$(10,915)
Bank of America, NA	USD	510	GBP	380	3/14/18	13,348
Bank of America, NA	USD	806	EUR	676	3/14/18	19,632
Bank of America, NA	USD	1,029	MXN	20,064	3/14/18	33,142
Bank of America, NA	USD	509	INR	32,509	3/12/18	(11,455)
Bank of America, NA	USD	761	JPY	85,495	3/14/18	40,733
Bank of America, NA	USD	748	KRW	793,522	4/26/18	(15,573)
Barclays Bank PLC	TWD	27,834	USD	945	3/08/18	(5,027)
Barclays Bank PLC	NZD	1,379	USD	963	3/14/18	(31,558)
Barclays Bank PLC	AUD	1,239	USD	942	3/14/18	(20,494)
BNP Paribas SA	HUF	170,774	USD	642	3/14/18	(21,854)
BNP Paribas SA	USD	543	MXN	10,294	3/14/18	2,028
Citibank, NA	COP	2,686,986	USD	949	4/19/18	12,898
Citibank, NA	JPY	159,534	USD	1,481	6/19/18	(25,966)
Citibank, NA	JPY	134,641	USD	1,239	3/14/18	(23,961)
Citibank, NA	BRL	1,996	USD	628	3/02/18	13,318
Citibank, NA	EUR	1,496	USD	1,846	6/19/18	5,917
Citibank, NA	GBP	709	USD	984	6/19/18	3,482
Citibank, NA	CAD	660	USD	524	6/19/18	9,057
Citibank, NA	USD	615	BRL	1,996	3/02/18	(379)
Citibank, NA	USD	1,502	JPY	159,534	6/19/18	4,017
Credit Suisse International	HUF	288,177	USD	1,119	3/14/18	(1,691)
Credit Suisse International	SEK	12,188	USD	1,490	3/14/18	17,996
Credit Suisse International	SEK	10,679	USD	1,277	3/14/18	(13,220)
Credit Suisse International	PEN	8,767	USD	2,722	4/19/18	43,719
Credit Suisse International	BRL	1,996	USD	615	3/02/18	379
Credit Suisse International	BRL	1,996	USD	615	4/03/18	2,256
Credit Suisse International	NZD	1,747	USD	1,195	3/14/18	(64,349)
Credit Suisse International	CHF	1,578	USD	1,622	3/14/18	(50,543)
Credit Suisse International	AUD	1,202	USD	973	3/14/18	38,690
Credit Suisse International	GBP	1,515	USD	2,056	3/14/18	(30,291)
Credit Suisse International	USD	1,437	GBP	1,019	3/14/18	(33,435)
Credit Suisse International	USD	1,654	CHF	1,541	3/14/18	(20,705)
Credit Suisse International	USD	1,488	AUD	1,899	3/14/18	(13,333)
Credit Suisse International	USD	617	BRL	1,996	3/02/18	(2,261)
Credit Suisse International	USD	771	NOK	5,941	3/14/18	(18,806)
Credit Suisse International	USD	703	PHP	35,154	3/15/18	(29,855)
Credit Suisse International	USD	2,093	INR	136,144	3/12/18	(9,746)
Credit Suisse International	USD	3,654	JPY	411,616	3/14/18	206,745
Deutsche Bank AG	IDR	30,113,155	USD	2,249	4/23/18	73,448
Deutsche Bank AG	CLP	597,164	USD	994	4/19/18	(9,168)
Deutsche Bank AG	USD	839	SEK	6,837	3/14/18	(13,263)
Deutsche Bank AG	USD	125	INR	8,113	3/12/18	(709)
Deutsche Bank AG	USD	188	INR	12,287	3/12/18	398
Goldman Sachs International	MYR	1,455	USD	365	4/06/18	(5,582)
Goldman Sachs International	USD	1,871	EUR	1,496	6/19/18	(30,442)
Goldman Sachs International	USD	134	THB	4,311	3/14/18	2,927
Goldman Sachs International	USD	1,059	PHP	54,174	3/15/18	(21,203)
HSBC Bank USA	USD	991	GBP	709	6/19/18	(10,340)
Morgan Stanley Capital Services, Inc.	USD	526	CAD	660	6/19/18	(10,487)
Standard Chartered Bank	TWD	34,546	USD	1,155	3/08/18	(23,372)
Standard Chartered Bank	USD	2,396	CNY	15,169	4/19/18	(5,753)
State Street Bank & Trust Co.	JPY	165,926	USD	1,495	3/14/18	(61,098)
State Street Bank & Trust Co.	HUF	72,421	USD	275	3/14/18	(6,507)
State Street Bank & Trust Co.	SEK	7,615	USD	909	3/14/18	(10,948)
State Street Bank & Trust Co.	NOK	6,859	USD	851	3/14/18	(18,054)
State Street Bank & Trust Co.	CZK	4,555	USD	211	3/14/18	(7,669)
State Street Bank & Trust Co.	PLN	1,340	USD	380	3/14/18	(11,316)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	805	USD	637	3/14/18	$8,826
State Street Bank & Trust Co.	AUD	598	USD	466	6/19/18	1,474
State Street Bank & Trust Co.	EUR	574	USD	712	3/14/18	11,167
State Street Bank & Trust Co.	CHF	446	USD	454	3/14/18	(18,298)
State Street Bank & Trust Co.	CHF	396	USD	426	6/19/18	2,603
State Street Bank & Trust Co.	ILS	246	USD	70	3/14/18	(972)
State Street Bank & Trust Co.	GBP	263	USD	365	3/14/18	2,355
State Street Bank & Trust Co.	EUR	263	USD	316	3/14/18	(4,444)
State Street Bank & Trust Co.	AUD	344	USD	275	3/14/18	7,955
State Street Bank & Trust Co.	DKK	198	USD	33	3/14/18	218
State Street Bank & Trust Co.	HKD	172	USD	22	4/17/18	14
State Street Bank & Trust Co.	HKD	223	USD	29	3/14/18	33
State Street Bank & Trust Co.	NOK	207	USD	26	4/17/18	69
State Street Bank & Trust Co.	SGD	72	USD	54	3/14/18	(201)
State Street Bank & Trust Co.	CHF	55	USD	58	3/14/18	500
State Street Bank & Trust Co.	NOK	70	USD	9	3/14/18	18
State Street Bank & Trust Co.	GBP	19	USD	26	4/17/18	42
State Street Bank & Trust Co.	AUD	17	USD	13	4/17/18	54
State Street Bank & Trust Co.	CHF	14	USD	15	4/17/18	8
State Street Bank & Trust Co.	EUR	12	USD	15	4/17/18	(1)
State Street Bank & Trust Co.	SGD	12	USD	9	3/14/18	17
State Street Bank & Trust Co.	USD	43	EUR	35	3/14/18	(382)
State Street Bank & Trust Co.	USD	188	AUD	240	3/14/18	(1,708)
State Street Bank & Trust Co.	USD	272	GBP	194	3/14/18	(5,556)
State Street Bank & Trust Co.	USD	356	SEK	2,811	3/14/18	(16,106)
State Street Bank & Trust Co.	USD	9	DKK	53	3/14/18	(51)
State Street Bank & Trust Co.	USD	157	GBP	116	3/14/18	2,514
State Street Bank & Trust Co.	USD	483	CAD	599	3/14/18	(16,415)
State Street Bank & Trust Co.	USD	224	NZD	306	3/14/18	(3,679)
State Street Bank & Trust Co.	USD	431	CHF	396	6/19/18	(7,343)
State Street Bank & Trust Co.	USD	352	NZD	491	3/14/18	1,709
State Street Bank & Trust Co.	USD	633	EUR	535	3/14/18	19,855
State Street Bank & Trust Co.	USD	473	AUD	598	6/19/18	(8,581)
State Street Bank & Trust Co.	USD	56	JPY	6,121	3/14/18	1,065

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	267	TRY	1,028	4/26/18	$(1,239)
State Street Bank & Trust Co.	USD	898	NOK	7,292	3/14/18	25,924
State Street Bank & Trust Co.	USD	883	TRY	3,428	3/14/18	15,427
State Street Bank & Trust Co.	USD	140	CZK	2,971	3/14/18	2,829
State Street Bank & Trust Co.	USD	439	ZAR	5,510	3/14/18	27,153
State Street Bank & Trust Co.	USD	1,551	RUB	88,722	4/17/18	16,631

						$(93,714)

CALL OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	810	EUR	3,475.00	April 2018	EUR	1		$59,594	$(47,255)
FTSE 100 Index	Deutsche Bank AG	70	GBP	7,150.00	March 2018	GBP	– 0	–**	9,667	(11,096)
FTSE 100 Index	Deutsche Bank AG	100	GBP	7,150.00	March 2018	GBP	– 0	–**	21,479	(15,851)
Nikkei 225 Index	Goldman Sachs International	8,000	JPY	22,000.00	April 2018	JPY	8		44,665	(38,768)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,760.00	April 2018	USD	4		226,200	(146,279)

									$361,605	$(259,249)

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)			Premiums Received	U.S. $ Value
Euro STOXX 50 Index	Citibank, NA	810	EUR	3,475.00	April 2018	EUR	1		$82,784	$(98,136)
FTSE 100 Index	Deutsche Bank AG	70	GBP	7,150.00	March 2018	GBP	– 0	–**	21,962	(4,926)
FTSE 100 Index	Deutsche Bank AG	100	GBP	7,150.00	March 2018	GBP	– 0	–**	23,014	(7,038)
Nikkei 225 Index	Goldman Sachs International	8,000	JPY	22,000.00	April 2018	JPY	8		34,340	(46,046)
S&P 500 Index	Goldman Sachs International	3,900	USD	2,760.00	April 2018	USD	4		183,495	(303,085)

									$345,595	$(459,231)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	310	8/21/20	3 Month LIBOR	1.620%	Quarterly/Semi-Annual	$(7,259)	$	– 0	–	$(7,259)
USD	1,050	1/10/22	3 Month LIBOR	1.941%	Quarterly/Semi-Annual	(29,802)		– 0	–	(29,802)
EUR	990	1/10/22	0.107%	6 Month EURIBOR	Annual/Semi-Annual	6,056		– 0	–	6,056
USD	110	2/16/27	3 Month LIBOR	2.434%	Quarterly/Semi-Annual	(3,942)		– 0	–	(3,942)
USD	420	2/27/27	3 Month LIBOR	2.380%	Quarterly/Semi-Annual	(17,075)		– 0	–	(17,075)
USD	420	3/07/27	3 Month LIBOR	2.490%	Quarterly/Semi-Annual	(9,927)		– 0	–	(9,927)
USD	140	3/13/27	3 Month LIBOR	2.590%	Quarterly/Semi-Annual	(2,284)		– 0	–	(2,284)
USD	160	3/16/27	3 Month LIBOR	2.580%	Quarterly/Semi-Annual	(2,512)		– 0	–	(2,512)
USD	180	3/22/27	3 Month LIBOR	2.488%	Quarterly/Semi-Annual	(4,246)		– 0	–	(4,246)
EUR	150	3/24/27	6 Month EURIBOR	0.829%	Semi-Annual/Annual	(1,086)		– 0	–	(1,086)
USD	200	3/29/27	3 Month LIBOR	2.365%	Quarterly/Semi-Annual	(7,107)		– 0	–	(7,107)
USD	260	4/04/27	3 Month LIBOR	2.421%	Quarterly/Semi-Annual	(8,019)		– 0	–	(8,019)
USD	150	4/07/27	3 Month LIBOR	2.374%	Quarterly/Semi-Annual	(5,266)		– 0	–	(5,266)
USD	280	4/21/27	3 Month LIBOR	2.197%	Quarterly/Semi-Annual	(14,139)		– 0	–	(14,139)
NOK	490	4/27/27	6 Month NIBOR	1.935%	Semi-Annual/Annual	(1,171)		– 0	–	(1,171)
USD	150	4/28/27	3 Month LIBOR	2.330%	Quarterly/Semi-Annual	(5,903)		– 0	–	(5,903)
EUR	230	5/05/27	6 Month EURIBOR	0.790%	Semi-Annual/Annual	(3,406)		1		(3,407)
USD	290	5/16/27	3 Month LIBOR	2.278%	Quarterly/Semi-Annual	(12,864)		– 0	–	(12,864)
USD	470	5/31/27	3 Month LIBOR	2.225%	Quarterly/Semi-Annual	(24,994)		– 0	–	(24,994)
EUR	210	6/02/27	6 Month EURIBOR	0.762%	Semi-Annual/Annual	(4,063)		129		(4,192)
USD	360	6/07/27	3 Month LIBOR	2.148%	Quarterly/Semi-Annual	(21,689)		– 0	–	(21,689)
USD	450	6/20/27	3 Month LIBOR	2.144%	Quarterly/Semi-Annual	(27,629)		– 0	–	(27,629)
USD	290	6/30/27	3 Month LIBOR	2.219%	Quarterly/Semi-Annual	(16,067)		– 0	–	(16,067)
USD	240	7/11/27	3 Month LIBOR	2.379%	Quarterly/Semi-Annual	(10,115)		– 0	–	(10,115)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	620	8/08/27	3 Month LIBOR	2.280%	Quarterly/Semi-Annual	$(31,830)	$	– 0	–	$(31,830)
USD	470	9/11/27	3 Month LIBOR	2.043%	Quarterly/Semi-Annual	(31,219)		– 0	–	(31,219)
NOK	5,670	9/12/27	6 Month NIBOR	1.793%	Semi-Annual/Annual	(29,306)		– 0	–	(29,306)
USD	300	9/29/27	3 Month LIBOR	2.290%	Quarterly/Semi-Annual	(13,637)		– 0	–	(13,637)
USD	520	10/10/27	3 Month LIBOR	2.354%	Quarterly/Semi-Annual	(20,833)		– 0	–	(20,833)
GBP	1,000	11/01/27	1.400%	6 Month LIBOR	Semi-Annual/Semi-Annual	18,639		– 0	–	18,639
NOK	11,690	11/03/27	6 Month NIBOR	1.910%	Semi-Annual/Annual	(48,627)		– 0	–	(48,627)
CHF	750	11/03/27	0.263%	6 Month LIBOR	Annual/Semi-Annual	13,852		– 0	–	13,852
USD	280	11/08/27	3 Month LIBOR	2.326%	Quarterly/Semi-Annual	(12,137)		– 0	–	(12,137)
GBP	1,070	12/04/27	1.369%	6 Month LIBOR	Semi-Annual/Semi-Annual	26,034		30		26,004
AUD	490	12/05/27	2.733%	6 Month BBSW	Semi-Annual/Semi-Annual	5,645		– 0	–	5,645
JPY	44,050	12/06/27	6 Month LIBOR	0.298%	Semi-Annual/Semi-Annual	(716)		– 0	–	(716)
SEK	14,880	12/06/27	3 Month STIBOR	1.083%	Quarterly/Annual	(27,141)		(3)		(27,138)
NOK	13,380	12/06/27	6 Month NIBOR	1.795%	Semi-Annual/Annual	(75,305)		– 0	–	(75,305)
EUR	1,190	12/06/27	6 Month EURIBOR	0.792%	Semi-Annual/Annual	(33,532)		(1)		(33,531)
NZD	1,010	12/06/27	3.130%	3 Month BKBM	Semi-Annual/Quarterly	2,057		– 0	–	2,057
USD	360	12/27/27	3 Month LIBOR	2.492%	Quarterly/Semi-Annual	(12,550)		– 0	–	(12,550)
CAD	2,710	1/09/28	2.498%	3 Month CDOR	Semi-Annual/Semi-Annual	15,440		– 0	–	15,440
USD	1,200	1/09/28	3 Month LIBOR	2.468%	Quarterly/Semi-Annual	(41,700)		– 0	–	(41,700)
GBP	560	1/09/28	1.320%	6 Month LIBOR	Semi-Annual/Semi-Annual	17,952		– 0	–	17,952

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
NOK	15,950	1/11/28	6 Month NIBOR	1.906%	Semi-Annual/Annual	$(72,985)	$	– 0	–	$(72,985)
SEK	4,220	1/11/28	3 Month STIBOR	1.193%	Quarterly/Annual	(3,962)		1		(3,963)
CHF	2,760	1/11/28	0.270%	6 Month LIBOR	Annual/Semi-Annual	58,790		6		58,784
EUR	2,400	1/11/28	6 Month EURIBOR	0.866%	Semi-Annual/Annual	(52,810)		(10)		(52,800)
USD	300	1/16/28	3 Month LIBOR	2.558%	Quarterly/Semi-Annual	(8,900)		– 0	–	(8,900)
USD	350	1/23/28	3 Month LIBOR	2.690%	Quarterly/Semi-Annual	(6,345)		– 0	–	(6,345)
USD	220	8/21/45	3 Month LIBOR	2.630%	Quarterly/Semi-Annual	(15,870)		– 0	–	(15,870)
USD	70	9/04/45	3 Month LIBOR	2.708%	Quarterly/Semi-Annual	(3,346)		– 0	–	(3,346)

						$(618,851)		$153		$(619,004)

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	8,300	1/05/23	2.163%	CPI#	Maturity	$50,925
Bank of America, NA	USD	610	1/19/23	2.213%	CPI#	Maturity	1,847
Deutsche Bank AG	USD	1,920	10/01/20	1.273%	CPI#	Maturity	66,077
JPMorgan Chase Bank, NA	USD	400	11/10/21	1.896%	CPI#	Maturity	7,293

							$126,142

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
iBoxx $ Liquid High Yield Index	960,000	LIBOR	Quarterly	USD	960	3/20/18	$(11,042)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	11,790,000	LIBOR	Quarterly	USD	11,790	3/20/18	(211,048)
Markit iBoxx EUR Liquid high yield Index TRI	940,000	EURIBOR	Quarterly	USD	940	3/20/19	(18,014)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Markit iBoxx EUR Liquid high yield Index TRI	5,130,000	EURIBOR	Quarterly	USD	5,130	3/20/19	$(23,490)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	6,100,000	LIBOR	Quarterly	USD	6,100	3/20/18	(34,897)
MSABILN7	212,230	FedFundEffective55	Quarterly	USD	23,425	3/29/18	– 0	–
Pay Total Return on Reference Obligation
Bank of America, NA
iBoxx $ Liquid High Yield Index	2,970,000	LIBOR	Quarterly	USD	2,970	3/20/18	57,205
iBoxx $ Liquid High Yield Index	2,900,000	LIBOR	Quarterly	USD	2,900	3/20/18	(26,558)
iBoxx $ Liquid High Yield Index	5,760,000	LIBOR	Quarterly	USD	5,760	3/20/18	(88,866)
iBoxx $ Liquid High Yield Index	11,300,000	LIBOR	Quarterly	USD	11,300	3/20/18	(254,411)
Citibank, NA
iBoxx $ Liquid High Yield Index	520,000	LIBOR	Quarterly	USD	520	3/20/18	176
iBoxx $ Liquid High Yield Index	1,510,000	LIBOR	Quarterly	USD	1,510	3/20/18	(18,912)
iBoxx $ Liquid High Yield Index	2,830,000	LIBOR	Quarterly	USD	2,830	3/20/18	(28,633)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	459	LIBOR Minus 0.15%	Maturity	USD	9	6/15/18	(264)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	62,782	LIBOR Minus 0.40%	Maturity	USD	1,198	8/15/18	(17,739)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	134,078	LIBOR Minus 0.40%	Quarterly	USD	2,538	8/15/18	(62,957)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	69,610	LIBOR Minus 0.40%	Maturity	USD	1,348	9/17/18	(1,535)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	12,500	LIBOR Minus 0.40%	Quarterly	USD	239	10/15/18	(3,921)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	11,600	LIBOR Minus 0.40%	Maturity	USD	214	11/15/18	(10,924)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	26,500	LIBOR Minus 0.40%	Maturity	USD	491	11/15/18	(22,830)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	33,500	LIBOR Minus 0.50%	Maturity	USD	644	1/15/19	(6,316)
Vaneck Vectors JP Morgans RM local Currency Bond ETF	15,100	LIBOR Minus 0.50%	Maturity	USD	285	1/15/19	(8,556)
Goldman Sachs International
iBoxx $ Liquid High Yield Index	350,000	LIBOR	Quarterly	USD	350	3/20/18	3,057
iBoxx $ Liquid High Yield Index	660,000	LIBOR	Quarterly	USD	660	3/20/18	999
iBoxx $ Liquid High Yield Index	650,000	LIBOR	Quarterly	USD	650	3/20/18	(2,543)
iBoxx $ Liquid High Yield Index	1,370,000	LIBOR	Quarterly	USD	1,370	3/20/18	(17,820)
Markit iBoxx EUR Liquid high yield Index TRI	9,970,000	EURIBOR	Quarterly	USD	9,970	3/20/19	174,808
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield Index	300,000	LIBOR	Quarterly	USD	300	3/20/18	(251)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
iBoxx $ Liquid High Yield Index	640,000	LIBOR	Quarterly	USD	640	3/20/18	$(7,707)
iBoxx $ Liquid High Yield Index	540,000	LIBOR	Quarterly	USD	540	3/20/18	(9,645)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	500,000	LIBOR	Quarterly	USD	500	3/20/18	5,659
iBoxx $ Liquid High Yield Index	770,000	LIBOR	Quarterly	USD	770	3/20/18	5,585
iBoxx $ Liquid High Yield Index	1,170,000	LIBOR	Quarterly	USD	1,170	3/20/18	(19,529)

							$(660,919)

**	Notional amount less than $500.
(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Represents entire or partial securities out on loan.
(d)	Non-income producing security.
(e)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $2,540,162 or 2.1% of net assets.
(g)	Defaulted.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2018.
(i)	The rate shown represents the 7-day yield as of period end.
(j)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,991,248 and gross unrealized depreciation of investments was $(7,104,970), resulting in net unrealized depreciation of $(3,113,722).

Currency Abbreviations:

ARS	–	Argentine Peso
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan Renminbi
COP	–	Colombian Peso
CZK	–	Czech Koruna
DKK	–	Danish Krone
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	Great British Pound
HKD	–	Hong Kong Dollar
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RUB	–	Russian Ruble
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thailand Baht
TRY	–	Turkish Lira
TWD	–	New Taiwan Dollar
USD	–	United States Dollar
ZAR	–	South African Rand

Glossary:

BADLAR	–	Argentina Deposit Rates Badlar Private Banks
BBSW	–	Bank Bill Swap Reference Rate (Australia)
BKBM	–	Bank Bill Benchmark (New Zealand)
CBT	–	Chicago Board of Trade
CDOR	–	Canadian Dealer Offered Rate
EAFE	–	Europe, Australia, and Far East
ETF	–	Exchange Traded Fund
ETN	–	Exchange Traded Note
EURIBOR	–	Euro Interbank Offered Rate
FTSE	–	Financial Times Stock Exchange
LIBOR	–	London Interbank Offered Rates
MSCI	–	Morgan Stanley Capital International
NIBOR	–	Norwegian Interbank Offered Rate
REG	–	Registered Shares
REIT	–	Real Estate Investment Trust
SPDR	–	Standard & Poor’s Depository Receipt
SPI	–	Share Price Index
STIBOR	–	Stockholm Interbank Offered Rate
TOPIX	–	Tokyo Price Index
TSX	–	Toronto Stock Exchange

The following table represents the 50 largest equity basket holdings underlying the total return swap with MSABILN7 as of February 28, 2018.

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Royal Dutch Shell PLC	14,668	$46,879,368	13.3%
British American Tobacco PLC	6,547	38,724,512	11.0%
Croda International PLC	5,573	35,467,394	10.1%
Nice Ltd.	3,401	33,164,102	9.4%
Intertek Group PLC	4,054	27,425,596	7.8%
Compass Group PLC	10,539	22,436,669	6.4%
Moneysupermarket.com Group PLC	61,777	22,159,867	6.3%
Auto Trader Group PLC	40,214	20,211,806	5.7%
Persimmon PLC	5,027	18,005,001	5.1%
Direct Line Insurance Group PLC	30,580	16,119,262	4.6%
Unilever PLC	2,776	14,273,289	4.1%
IG Group Holdings PLC	11,352	12,638,257	3.6%
G4S PLC	34,392	12,426,647	3.5%
Diageo PLC	3,499	11,854,261	3.4%
Total System Services, Inc.	7,287	640,893	0.2%
UnitedHealth Group, Inc.	2,396	541,890	0.2%
Boeing Co. (The)	1,483	537,331	0.1%
Oracle Corp.	10,366	525,238	0.1%
Anthem, Inc.	2,106	495,743	0.1%

Security Description	Shares	Market Value as of 2/28/18	Percent of Basket’s Net Assets
Microsoft Corp.	5,272	$494,345	0.1%
Apple, Inc.	2,748	489,555	0.1%
Raytheon Co.	2,090	454,689	0.1%
Swiss Re AG	4,273	436,528	0.1%
Salmar ASA	11,959	427,066	0.1%
Aristocrat Leisure Ltd.	21,507	411,817	0.1%
Oracle Corp. Japan	5,012	390,873	0.1%
HKT Trust & HKT Ltd.	289,560	370,000	0.1%
Comcast Corp.	10,173	368,374	0.1%
Toronto-Dominion Bank (The)	6,285	362,489	0.1%
Amadeus IT Group SA	4,891	361,383	0.1%
Tyson Foods, Inc.	4,810	357,739	0.1%
Ross Stores, Inc.	4,535	354,167	0.1%
Nippon Telegraph & Telephone Corp.	7,251	338,635	0.1%
FNF Group	8,429	336,554	0.1%
Philip Morris International, Inc.	3,162	327,388	0.1%
Mitsubishi UFJ Financial Group, Inc.	45,549	325,493	0.1%
Royal Bank of Canada	4,124	324,905	0.1%
RELX NV	15,561	319,884	0.1%
Otsuka Corp.	3,358	313,809	0.1%
CVS Health Corp.	4,625	313,233	0.1%
Gilead Sciences, Inc.	3,939	310,116	0.1%
Texas Instruments, Inc.	2,846	308,311	0.1%
Booz Allen Hamilton Holding Corp.	8,055	305,513	0.1%
Marsh & McLennan Cos., Inc.	3,646	302,653	0.1%
Home Depot, Inc. (The)	1,611	293,569	0.1%
Fidelity National Information Services, Inc.	2,998	291,307	0.1%
Capgemini SE	2,306	289,667	0.1%
Pfizer, Inc.	7,552	274,203	0.1%
Merck & Co., Inc.	5,053	273,961	0.1%
Partners Group Holding AG	361	262,683	0.1%
Other	199,543	6,564,278	1.9%

Total		$351,882,313	100.0%

AB All Market Income Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$69,063,010		$	– 0	–	$	– 0	–	$69,063,010
Common Stocks:
Financials	2,624,225			2,952,593			– 0	–	5,576,818
Information Technology	4,620,435			730,584			– 0	–	5,351,019
Consumer Discretionary	2,240,002			2,145,073			– 0	–	4,385,075
Health Care	2,306,573			884,175			– 0	–	3,190,748
Industrials	1,657,170			1,380,643			– 0	–	3,037,813
Consumer Staples	1,777,493			820,805			– 0	–	2,598,298
Energy	1,180,215			683,534			– 0	–	1,863,749
Utilities	544,728			1,240,515			– 0	–	1,785,243
Materials	948,975			736,604			– 0	–	1,685,579
Telecommunication Services	732,077			717,627			– 0	–	1,449,704
Real Estate	780,532			150,178			– 0	–	930,710
Preferred Stocks	7,155,481			– 0	–		– 0	–	7,155,481
Emerging Markets - Sovereigns	– 0	–		1,440,561			– 0	–	1,440,561
Emerging Markets - Treasuries	– 0	–		1,424,276			– 0	–	1,424,276

Investments in Securities:	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$368,051		$	– 0	–	$368,051
Emerging Markets - Corporate Bonds		– 0	–	312,601			– 0	–	312,601
Quasi-Sovereigns		– 0	–	283,763			– 0	–	283,763
Local Governments - Regional Bonds		– 0	–	172,371			– 0	–	172,371
Short-Term Investments		4,204,844		– 0	–		– 0	–	4,204,844
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		6,751,217		– 0	–		– 0	–	6,751,217

Total Investments in Securities		106,586,977		16,443,954			– 0	–	123,030,931
Other Financial Instruments(a):
Assets:
Futures		98,629		33,547			– 0	–	132,176
Forward Currency Exchange Contracts		– 0	–	692,590			– 0	–	692,590
Centrally Cleared Interest Rate Swaps		– 0	–	164,429			– 0	–	164,429
Inflation (CPI) Swaps		– 0	–	126,142			– 0	–	126,142
Total Return Swaps		– 0	–	247,489			– 0	–	247,489
Liabilities:
Futures		(93,203)		(15,984)			– 0	–	(109,187)
Forward Currency Exchange Contracts		– 0	–	(786,304)			– 0	–	(786,304)
Call Options Written		– 0	–	(259,249)			– 0	–	(259,249)
Put Options Written		– 0	–	(459,231)			– 0	–	(459,231)
Centrally Cleared Interest Rate Swaps		– 0	–	(783,433)			– 0	–	(783,433)
Total Return Swaps		– 0	–	(908,408)			– 0	–	(908,408)

Total(b)		$106,592,403		$14,495,542		$	– 0	–	$121,087,945

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

									Distributions
Fund	Market Value 11/30/17 (000)	Purchases (000)	Sales (000)	Realized Gain (Loss) (000)		Change in Appr./(Depr.) (000)		Market Value 2/28/18 (000)	Dividend Income (000)		Realized Gains (000)
AB High Income Fund, Inc.	$46,323	$13,721	$1,002	$(17)		$(1,055)		$57,970	$951		$	– 0	–
Government Money Market Portfolio	3,746	28,532	28,073	– 0	–	– 0	–	4,205	– 0	–		– 0	–
Government Money Market Portfolio*	3,743	25,298	22,290	– 0	–	– 0	–	6,751	11			– 0	–

Total	$53,812	$67,551	$51,365	$(17)		$(1,055)		$68,926	$962		$	– 0	–

*	Investments of cash collateral for securities lending transactions

Asia Ex-Japan Equity Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.9%
Information Technology - 27.0%
Electronic Equipment, Instruments & Components - 3.5%
Compeq Manufacturing Co., Ltd.	49,000	$55,280
FIT Hon Teng Ltd. (a)	98,000	54,307
Largan Precision Co., Ltd.	730	90,232
LG Display Co., Ltd.	1,400	38,521
Tripod Technology Corp.	19,000	62,197

		300,537

Internet Software & Services - 7.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (b)	1,140	212,200
NetEase, Inc. (ADR)	290	85,071
Tencent Holdings Ltd.	5,700	311,839

		609,110

Semiconductors & Semiconductor Equipment - 8.1%
Hua Hong Semiconductor Ltd. (a)	80,000	153,225
Nanya Technology Corp.	38,000	103,657
Realtek Semiconductor Corp.	29,400	114,369
Taiwan Semiconductor Manufacturing Co., Ltd.	38,500	319,688

		690,939

Technology Hardware, Storage & Peripherals - 8.3%
Primax Electronics Ltd.	22,000	55,576
Samsung Electronics Co., Ltd.	219	475,902
Samsung Electronics Co., Ltd. (Preference Shares)	100	183,699

		715,177

		2,315,763

Financials - 26.8%
Banks - 21.2%
Agricultural Bank of China Ltd.-Class H	520,000	285,714
Bank Mandiri Persero Tbk PT	68,500	41,206
BOC Hong Kong Holdings Ltd.	39,500	198,507
China Construction Bank Corp.-Class H	280,000	287,088
Dah Sing Financial Holdings Ltd.	8,400	54,386
DBS Group Holdings Ltd.	9,100	195,566
Hana Financial Group, Inc.	6,460	292,677
ICICI Bank Ltd.	11,147	52,911
KB Financial Group, Inc.	5,840	344,597
State Bank of India	16,430	67,183

		1,819,835

Capital Markets - 0.8%
China Everbright Ltd.	32,000	69,797

Insurance - 4.8%
DB Insurance Co., Ltd.	630	40,266
PICC Property & Casualty Co., Ltd.-Class H	98,000	192,215

Company	Shares	U.S. $ Value
Ping An Insurance Group Co. of China Ltd.-Class H	17,000	$179,066

		411,547

		2,301,179

Materials - 8.6%
Chemicals - 1.5%
Kumho Petrochemical Co., Ltd.	1,150	95,588
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	60,000	35,744

		131,332

Construction Materials - 1.6%
Anhui Conch Cement Co., Ltd.-Class H	25,000	132,826

Metals & Mining - 5.5%
Aluminum Corp. of China Ltd.-Class H (b)	166,000	98,679
Jiangxi Copper Co., Ltd.-Class H	24,000	37,603
POSCO	590	195,218
Syrah Resources Ltd. (b)	11,470	29,901
Vedanta Ltd.	21,870	109,357

		470,758

		734,916

Consumer Discretionary - 7.1%
Auto Components - 2.2%
Hankook Tire Co., Ltd.	2,720	148,549
Mando Corp.	180	42,823

		191,372

Diversified Consumer Services - 0.9%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	870	79,509

Hotels, Restaurants & Leisure - 1.0%
Galaxy Entertainment Group Ltd.	10,000	86,756

Household Durables - 0.5%
Skyworth Digital Holdings Ltd.	96,166	42,114

Specialty Retail - 0.8%
Chow Tai Fook Jewellery Group Ltd.	32,800	36,040
Luk Fook Holdings International Ltd.	10,000	34,435

		70,475

Textiles, Apparel & Luxury Goods - 1.7%
Li Ning Co., Ltd. (b)	142,000	129,717
Luthai Textile Co., Ltd.-Class B	12,245	13,253

		142,970

		613,196

Real Estate - 5.8%
Real Estate Management & Development - 5.8%
China Resources Land Ltd.	12,000	42,393
CIFI Holdings Group Co., Ltd.	156,000	121,302
CK Asset Holdings Ltd.	20,500	176,142

Company	Shares	U.S. $ Value
Times China Holdings Ltd.	28,000	$31,969
Wharf Real Estate Investment Co., Ltd. (b)	18,000	122,363

		494,169

Consumer Staples - 3.5%
Food & Staples Retailing - 1.7%
E-MART, Inc.	510	143,369

Food Products - 1.8%
China Agri-Industries Holdings Ltd.	62,000	26,560
WH Group Ltd. (a)	105,000	129,319

		155,879

		299,248

Industrials - 3.3%
Airlines - 1.9%
Air China Ltd.-Class H	62,000	93,588
China Southern Airlines Co., Ltd.-Class H	48,000	64,217

		157,805

Machinery - 1.0%
Sinotruk Hong Kong Ltd.	27,500	34,882
Weichai Power Co., Ltd.-Class H	15,000	16,722
Yangzijiang Shipbuilding Holdings Ltd.	33,000	37,240

		88,844

Marine - 0.4%
COSCO SHIPPING Energy Transportation Co., Ltd.-Class H	64,000	33,856

		280,505

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 2.6%
China Unicom Hong Kong Ltd. (b)	175,000	225,177

Wireless Telecommunication Services - 0.4%
XL Axiata Tbk PT (b)	169,250	36,316

		261,493

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
PetroChina Co., Ltd.-Class H	268,000	185,879
S-Oil Corp.	390	44,081

		229,960

Health Care - 2.1%
Health Care Providers & Services - 1.1%
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	38,000	95,104

Pharmaceuticals - 1.0%
China Resources Pharmaceutical Group Ltd. (a)	60,200	81,232

		176,336

Company	U.S. $ Value
Total Investments - 89.9% (cost $6,204,148) (c)	$7,706,765
Other assets less liabilities - 10.1%	865,939

Net Assets - 100.0%	$8,572,704

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, the aggregate market value of these securities amounted to $418,083 or 4.9% of net assets.
(b)	Non-income producing security.
(c)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,606,997 and gross unrealized depreciation of investments was $(104,380), resulting in net unrealized appreciation of $1,502,617.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN 1

February 28, 2018 (unaudited)

44.6%	China
26.5%	South Korea
11.1%	Taiwan
10.9%	Hong Kong
3.0%	India
2.5%	Singapore
1.0%	Indonesia
0.4%	Australia

100.0%	Total Investments

1	All data are as of February 28, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Asia Ex-Japan Equity Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$297,271		$2,018,492		$	– 0	–	$2,315,763
Financials	– 0	–	2,301,179			– 0	–	2,301,179
Materials	– 0	–	734,916			– 0	–	734,916
Consumer Discretionary	92,762		520,434			– 0	–	613,196
Real Estate	122,363		371,806			– 0	–	494,169
Consumer Staples	– 0	–	299,248			– 0	–	299,248
Industrials	– 0	–	280,505			– 0	–	280,505
Telecommunication Services	36,316		225,177			– 0	–	261,493
Energy	– 0	–	229,960			– 0	–	229,960
Health Care	81,232		95,104			– 0	–	176,336

Total Investments in Securities	629,944		7,076,821	†		– 0	–	7,706,765
Other Financial Instruments*:	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$629,944		$7,076,821		$	– 0	–	$7,706,765

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
^	An amount of $116,733 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. An amount of $101,828 was transferred from Level 2 to Level 1 as the above mentioned foreign equity fair valuation using third party vendor modeling tools not being used during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Small Cap Value Portfolio

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 22.3%
Banks - 17.5%
1st Source Corp.	40,400	$1,992,528
Associated Banc-Corp.	153,470	3,790,709
Customers Bancorp, Inc. (a)	95,250	2,794,635
First Commonwealth Financial Corp.	175,910	2,457,463
Fulton Financial Corp.	146,350	2,648,935
Heritage Financial Corp./WA	89,580	2,665,005
Hope Bancorp, Inc.	175,351	3,166,839
Independent Bank Group, Inc.	60,480	4,245,696
Sterling Bancorp/DE	185,160	4,304,970
Synovus Financial Corp.	54,320	2,677,976
Texas Capital Bancshares, Inc. (a)	46,310	4,177,162
Umpqua Holdings Corp.	200,630	4,275,425
Webster Financial Corp.	60,560	3,305,365
Zions Bancorporation	70,233	3,860,708

		46,363,416

Insurance - 2.9%
First American Financial Corp.	30,420	1,765,273
Selective Insurance Group, Inc.	50,070	2,846,479
State Auto Financial Corp.	49,820	1,374,036
Validus Holdings Ltd.	25,970	1,756,611

		7,742,399

Thrifts & Mortgage Finance - 1.9%
Essent Group Ltd. (a)	62,581	2,821,777
WSFS Financial Corp.	45,200	2,156,040

		4,977,817

		59,083,632

Industrials - 20.7%
Aerospace & Defense - 0.1%
Esterline Technologies Corp. (a)	5,410	399,799

Air Freight & Logistics - 1.6%
Air Transport Services Group, Inc. (a)	68,850	1,822,459
Atlas Air Worldwide Holdings, Inc. (a)	40,540	2,466,859

		4,289,318

Airlines - 2.3%
Hawaiian Holdings, Inc.	55,460	1,996,560
SkyWest, Inc.	75,420	4,133,016

		6,129,576

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	40,080	1,409,213
Knoll, Inc.	142,860	3,038,632
Viad Corp.	29,920	1,557,336

		6,005,181

Construction & Engineering - 3.3%
AECOM (a)	66,280	2,353,603
Granite Construction, Inc.	34,100	1,981,210

Company	Shares	U.S. $ Value
MYR Group, Inc. (a)	60,156	$1,946,046
Tutor Perini Corp. (a)	96,740	2,336,271

		8,617,130

Electrical Equipment - 3.6%
EnerSys	52,027	3,625,762
General Cable Corp.	93,200	2,754,060
Regal Beloit Corp.	43,500	3,145,050

		9,524,872

Machinery - 3.4%
Columbus McKinnon Corp./NY	70,218	2,492,739
Oshkosh Corp.	34,680	2,737,293
SPX FLOW, Inc. (a)	43,100	2,101,556
Terex Corp.	42,260	1,754,635

		9,086,223

Professional Services - 1.1%
TrueBlue, Inc. (a)	102,548	2,789,306

Road & Rail - 2.1%
Covenant Transportation Group, Inc.-Class A (a)	119,100	3,075,162
Saia, Inc. (a)	32,619	2,369,770

		5,444,932

Trading Companies & Distributors - 0.9%
MRC Global, Inc. (a)	140,770	2,326,928

		54,613,265

Information Technology - 18.2%
Communications Equipment - 2.6%
Extreme Networks, Inc. (a)	150,340	1,715,379
Finisar Corp. (a)	93,160	1,676,880
Infinera Corp. (a)(b)	176,130	1,752,494
Mitel Networks Corp. (a)	199,387	1,630,986

		6,775,739

Electronic Equipment, Instruments & Components - 3.0%
Anixter International, Inc. (a)	51,485	3,889,692
Sanmina Corp. (a)	52,130	1,436,181
VeriFone Systems, Inc. (a)	156,620	2,599,892

		7,925,765

IT Services - 6.0%
Booz Allen Hamilton Holding Corp.	83,930	3,183,465
CSG Systems International, Inc.	74,634	3,483,915
Luxoft Holding, Inc. (a)	44,490	1,919,744
Unisys Corp. (a)(b)	262,700	2,942,240
Virtusa Corp. (a)	38,770	1,850,104
WNS Holdings Ltd. (ADR) (a)	57,480	2,586,600

		15,966,068

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 3.2%
Integrated Device Technology, Inc. (a)	27,550	$835,867
Kulicke & Soffa Industries, Inc. (a)	140,510	3,273,883
MagnaChip Semiconductor Corp. (a)(b)	214,910	2,052,390
Mellanox Technologies Ltd. (a)	32,880	2,262,144

		8,424,284

Software - 2.1%
A10 Networks, Inc. (a)	348,806	2,190,502
Verint Systems, Inc. (a)	84,450	3,285,105

		5,475,607

Technology Hardware, Storage & Peripherals - 1.3%
NCR Corp. (a)	106,610	3,518,130

		48,085,593

Consumer Discretionary - 13.0%
Auto Components - 2.4%
Cooper-Standard Holdings, Inc. (a)	27,744	3,380,329
Dana, Inc.	112,680	2,993,908

		6,374,237

Diversified Consumer Services - 1.8%
Houghton Mifflin Harcourt Co. (a)	206,650	1,405,220
Sotheby’s (a)	70,400	3,251,072

		4,656,292

Hotels, Restaurants & Leisure - 2.0%
Bloomin’ Brands, Inc.	129,260	2,984,613
Red Robin Gourmet Burgers, Inc. (a)	45,140	2,421,761

		5,406,374

Household Durables - 0.6%
Ethan Allen Interiors, Inc.	69,450	1,649,437

Internet & Direct Marketing Retail - 0.1%
FTD Cos., Inc. (a)	53,710	323,334

Media - 1.0%
Scholastic Corp.	70,100	2,552,341

Specialty Retail - 2.7%
Caleres, Inc.	81,290	2,276,933
Citi Trends, Inc.	109,310	2,422,310
Signet Jewelers Ltd.	48,330	2,430,032

		7,129,275

Textiles, Apparel & Luxury Goods - 2.4%
Crocs, Inc. (a)	221,510	2,711,282
Deckers Outdoor Corp. (a)	38,680	3,658,355

		6,369,637

		34,460,927

Company	Shares	U.S. $ Value
Energy - 6.4%
Energy Equipment & Services - 3.0%
Helix Energy Solutions Group, Inc. (a)	135,180	$805,672
Oil States International, Inc. (a)	87,840	2,160,864
Patterson-UTI Energy, Inc.	113,370	2,048,596
RPC, Inc. (b)	143,400	2,816,376

		7,831,508

Oil, Gas & Consumable Fuels - 3.4%
Oasis Petroleum, Inc. (a)	255,360	2,012,237
QEP Resources, Inc. (a)	261,990	2,258,354
SM Energy Co.	116,850	2,143,029
SRC Energy, Inc. (a)	289,360	2,566,623

		8,980,243

		16,811,751

Real Estate - 5.1%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Armada Hoffler Properties, Inc.	134,940	1,765,015
Education Realty Trust, Inc.	73,308	2,282,811
Gramercy Property Trust	109,330	2,366,995
Independence Realty Trust, Inc.	234,980	2,002,030
National Storage Affiliates Trust	124,270	3,048,343
STAG Industrial, Inc.	93,900	2,138,103

		13,603,297

Health Care - 4.0%
Health Care Providers & Services - 2.6%
LifePoint Health, Inc. (a)	46,930	2,163,473
Molina Healthcare, Inc. (a)	37,200	2,689,560
WellCare Health Plans, Inc. (a)	9,570	1,855,719

		6,708,752

Life Sciences Tools & Services - 1.4%
ICON PLC (a)	33,022	3,741,723

		10,450,475

Materials - 3.8%
Chemicals - 2.6%
Orion Engineered Carbons SA	119,060	3,280,103
Trinseo SA	45,335	3,608,666

		6,888,769

Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	213,650	3,270,982

		10,159,751

Utilities - 2.2%
Electric Utilities - 1.5%
PNM Resources, Inc.	56,810	1,999,712
Portland General Electric Co.	49,080	1,949,948

		3,949,660

Company	Shares	U.S. $ Value
Multi-Utilities - 0.7%
Black Hills Corp.	35,730	$1,814,727

		5,764,387

Consumer Staples - 1.6%
Beverages - 1.2%
Cott Corp.	223,970	3,258,763

Food Products - 0.4%
Nomad Foods Ltd. (a)	64,130	1,051,091

		4,309,854

Total Common Stocks (cost $236,748,353)		257,342,932

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 1.20% (c)(d)(e) (cost $7,291,734)	7,291,734	7,291,734

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $244,040,087)		264,634,666

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 2.8%
Investment Companies - 2.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio - Class AB, 1.20% (c)(d)(e) (cost $7,492,225)	7,492,225	7,492,225

Total Investments - 102.9% (cost $251,532,312) (f)		272,126,891
Other assets less liabilities - (2.9)%		(7,635,867)

Net Assets - 100.0%		$264,491,024

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $33,792,657 and gross unrealized depreciation of investments was $(13,198,078), resulting in net unrealized appreciation of $20,594,579.

Glossary:

ADR	-	American Depositary Receipt

AB Small Cap Value Portfolio

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$257,342,932		$	– 0	–	$	– 0	–	$257,342,932
Short-Term Investments	7,291,734			– 0	–		– 0	–	7,291,734
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,492,225			–0	–		– 0	–	7,492,225

Total Investments in Securities	272,126,891			–0	–		– 0	–	272,126,891
Other Financial Instruments(b)	– 0	–		–0	–		– 0	–	– 0	–

Total(c)	$272,126,891		$	– 0	–	$	– 0	–	$272,126,891

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended February, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$6,358	$17,815	$16,881	$7,292	$	– 0	–
Government Money Market Portfolio*	11,906	11,215	15,629	7,492		22

Total	$18,264	$29,030	$32,510	$14,784		$22

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018